Basis of Preparation	12 Months Ended
Dec. 31, 2023
Basis of Preparation
Basis of Preparation and Changes to the Group's Accounting Policies

2.Basis of Preparation

The Group’s consolidated financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and the related interpretations issued by the IFRS Interpretations Committee.

The consolidated financial statements have been prepared on a going concern basis, applying a historical cost convention, unless otherwise indicated. They are prepared and reported in thousands of Euro (“€ thousand”) except where otherwise stated. Due to rounding, numbers presented may not add up precisely to the totals provided and percentages may not precisely reﬂect the absolute ﬁgures.

Going Concern

The financial statements have been prepared on a basis that the Group will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business. Management assessed the Group’s ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Group’s ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements.

Historically, the Group has funded its operations primarily through capital raises and loans from shareholders. Since its inception, the Group has incurred recurring losses and negative cash flows from operations (accumulated losses of €1,359.3 million as of December 31, 2023). The Group expects to continue generating operating losses and negative cash flow from operations for the foreseeable future. The outstanding warrants are settled upon exercise by warrant holders via issuance of Class A Shares against the applicable exercise price without negatively impacting the liquidity of the Group.

Lilium’s financing plan shows substantial financing needs for the foreseeable future. Based on its business plan, the Group depends on substantial financing to fund development activities and operations, which is not assured.

Additionally, the Group must reach several milestones, including completion of its research and development program, and obtaining regulatory approvals, which will have an increased importance as the company progresses towards commercialization. Consequently, the Group’s ability to continue as a going concern is largely dependent on its ability to successfully progress with its business model and to raise additional funds in the near future through a combination of debt financings, equity offerings, partnerships and grant funding. The Group plans to raise additional capital in the next 12 months and beyond through a variety of means, including equity offerings, pre-delivery payments (“PDPs”), grants, debt financing or a combination of these financing measures in order to continue as a going concern.

There is no certainty that the Group will be successful in obtaining sufficient funding through any or a combination of these financing measures. If the Group is unsuccessful in raising sufficient capital, the Group’s management will be required to undertake, and is committed to undertaking, additional significant cost-cutting measures including significant headcount reductions that could mean that it would be forced to curtail or discontinue its operations.

Based on its recurring losses from operations since inception, expectation of continuing operating losses for the foreseeable future and the need to raise additional capital to finance its future operations, which is not assured yet, the Group has concluded that there is substantial doubt about its ability to continue as a going concern, and, therefore, that it may be unable to realize its assets and discharge its liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Despite this substantial doubt, management is continuing to take actions to secure sufficient financing, and thus believes that the application of the going concern assumption for the preparation of these consolidated financial statements is appropriate.

Group information

Consolidated entities are as follows:

	Country of	Date of	% equity interest owned
Name	Incorporation	incorporation	12/31/ 2023	12/31/ 2022
Lilium N.V.	Netherlands	March 11, 2021	100.0%	100.0%
Lilium GmbH	Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Netherlands	September 10, 2021	0.0%	0.0%
Lilium Aviation Spain SLU	Spain	April 7, 2022	100.0%	100.0%
Lilium Aviation France SAS	France	December 29, 2023	100.0%	n/a

The Netherlands trust “Stichting JSOP” (“Stichting”) has been fully consolidated, as Lilium has the right to appoint the members of the board of the trust and therefore controls the trust. Lilium is exposed to a variable return risk as it bears the responsibility for all operational costs associated with the trust.

Principles of consolidation

The consolidated financial statements incorporate the financial positions and the results of operations of the Group. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of the subsidiaries are prepared for the same reporting period as Lilium N.V. using consistent accounting policies. Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated.

Segment

The Group operates its business as a single operating segment, which is also its reporting segment. An operating segment is defined as a component of an entity for which discrete financial information is available and whose results of operations are regularly reviewed by the chief operating decision maker. The Group’s chief operating decision maker is the Chief Executive Officer, who reviews results of operations to make decisions about allocating resources and assessing performance based on consolidated financial information. Regarding the geographical split of non-current assets, the investment in a joint venture is located in the United States, and the geographic location of property, plant and equipment is disclosed in note 15. Most of the remaining non-current assets are located in Germany.

Foreign currency

The Group’s consolidated financial statements are presented using the Euro, which is the Group’s functional currency. The functional currency of all foreign consolidated entities included in these consolidated financial statements is their local currency. Lilium translates the financial statements of these subsidiaries to Euro using year-end exchange rates for assets and liabilities, and average exchange rates for income and expenses. Adjustments resulting from translating foreign functional currency financial statements into Euro are recorded as a separate component in the consolidated statements of comprehensive income.

Monetary assets and liabilities that are denominated in currencies other than the respective functional currencies are initially recognized at the foreign exchange rate on recognition date and remeasured at the foreign currency rates as of the reporting date. Foreign currency transaction gains and losses from the remeasurement are included in other income, other expenses, financial income or financial expenses, as appropriate, in the consolidated statements of operations for the period.

New standards, interpretations and amendments adopted by the Group

The accounting policies adopted in the preparation of the consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of new standards effective as of January 1, 2023. The following standards, amendments and interpretations were adopted by the Group for the first time for its annual reporting period commencing January 1, 2023:

Standard/amendment/ interpretation	Effective date
IFRS 17, ‘Insurance contracts’ as amended in June 2020 by amendments to IFRS 17, Insurance Contracts	Annual periods on or after January 1, 2023
Amendment to IAS 1, ‘Presentation of financial statements’, IFRS Practice statement 2 and IAS 8, ‘Accounting policies, changes in accounting estimates and errors’	Annual periods on or after January 1, 2023
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12	Annual periods on or after January 1, 2023
Amendments to IFRS 17: First-time Adoption of IFRS 17 and IFRS 9 - Comparative Information	Annual periods on or after January 1, 2023

The amendments listed above did not have any impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective (see below).

New Standards and Interpretations not yet adopted by the Group

Certain new accounting standards and amendments to accounting standards and interpretations have been published that are not mandatory for December 31, 2023 reporting periods and have not been early adopted by the Group. None of these standards are expected to have a material impact on the consolidated financial statements of the Group:

Standard/amendment/ interpretation	Effective date
Amendment to IAS 1, Non-current liabilities with Covenants	Annual periods on or after January 1, 2024
Amendment to IFRS 16 – Leases on sale and leaseback	Annual periods on or after January 1, 2024
Amendment to IAS 1, ‘Presentation of financial statements’, on classification of liabilities as current or non-current	Annual periods on or after January 1, 2024
Amendment to IAS 7 and IFRS 7, on supplier finance arrangements	Annual periods on or after January 1, 2024